Schedule of interest expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Interest expense on lease liabilities	$ 26,129	$ 28,492	$ 55,934	$ 28,559